Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital DKK (kr)	Share capital USD ($)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at December 31, 2020		$ 117	$ 6,102	$ (156)	$ (3,513)	$ 2,550
Bonus share issuance		1,996	(1,996)
Equity at Dec. 31, 2017	kr 12,917	2,113	4,106	(156)	(3,513)	2,550
Net loss for the period					(5,535)	(5,535)
Share-based compensation					2,069	2,069
Equity at Dec. 31, 2018	12,917	2,113	4,106	(171)	(6,979)	(931)
Net loss for the period					(11,195)	(11,195)
Share-based compensation					2,362	2,362
Issuance of shares for cash		181	9,261			9,442
Transaction costs			(13)			(13)
Settlement of convertible debt instruments		187	9,508			9,695
Equity at Dec. 31, 2019	15,184	2,481	22,862	(169)	(15,812)	9,362
Net loss for the period					(3,099)	(3,099)
Other comprehensive income				(180)		(180)
Share-based compensation					680	680
Equity at Mar. 31, 2020		2,481	22,862	(349)	(18,231)	6,763
Equity at Dec. 31, 2019	15,184	2,481	22,862	(169)	(15,812)	9,362
Net loss for the period						(6,739)
Equity at Jun. 30, 2020		2,481	22,862	(250)	(21,376)	3,717
Equity at Dec. 31, 2019	15,184	2,481	22,862	(169)	(15,812)	9,362
Net loss for the period					(15,018)	(15,018)
Share-based compensation					3,551	3,551
Issuance of shares for cash		167	8,853			9,020
Transaction costs			(272)			(272)
Equity at Dec. 31, 2020	16,198	2,648	31,443	226	(27,279)	7,038
Equity at Mar. 31, 2020		2,481	22,862	(349)	(18,231)	6,763
Net loss for the period					(3,640)	(3,640)
Other comprehensive income				99		99
Share-based compensation					495	495
Equity at Jun. 30, 2020		2,481	22,862	(250)	(21,376)	3,717
Equity at Dec. 31, 2020	16,198	2,648	31,443	226	(27,279)	7,038
Net loss for the period					(4,093)	(4,093)
Other comprehensive income				(729)		(729)
Tax effects on other comprehensive income				(6)		(6)
Share-based compensation					294	294
Issuance of shares for cash		484	29,516			30,000
Transaction costs			(4,705)			(4,705)
Equity at Mar. 31, 2021		3,132	56,254	(509)	(31,078)	27,799
Equity at Dec. 31, 2020	16,198	2,648	31,443	226	(27,279)	7,038
Net loss for the period						(10,912)
Equity at Jun. 30, 2021	19,198	3,132	56,254	(86)	(37,471)	21,829
Equity at Mar. 31, 2021		3,132	56,254	(509)	(31,078)	27,799
Net loss for the period					(6,819)	(6,819)
Other comprehensive income				417		417
Tax effects on other comprehensive income				6		6
Share-based compensation					426	426
Equity at Jun. 30, 2021	kr 19,198	$ 3,132	$ 56,254	$ (86)	$ (37,471)	$ 21,829